Long Term Loans From Banks and Others - Schedule of Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Dates [Line Items]
Total	$ 126,870	$ 115,225
First year (current maturities) [Member]
Schedule of Maturity Dates [Line Items]
Total	58,561	52,492
Second year [Member]
Schedule of Maturity Dates [Line Items]
Total	45,137	28,728
Third year [Member]
Schedule of Maturity Dates [Line Items]
Total	13,373	24,804
Fourth year [Member]
Schedule of Maturity Dates [Line Items]
Total	6,536	5,637
Fifth year and thereafter [Member]
Schedule of Maturity Dates [Line Items]
Total	$ 3,263	$ 3,564